Portfolio of Investments
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Loral Space & Communications, Inc.	101	5,032
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		5,093
Total Communication Services		5,093
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	1,080	185,598
Total Consumer Discretionary		185,598
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,298	5,114
Total Industrials		5,114
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	1
Total Utilities		1
Total Common Stocks (Cost $3,191,147)		195,806

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,186,000	2,227,176
Total Convertible Bonds (Cost $2,066,440)			2,227,176

Corporate Bonds & Notes 92.9%

Aerospace & Defense 1.3%
TransDigm, Inc.(d)
12/15/2025	8.000%	851,000	905,150
03/15/2026	6.250%	3,500,000	3,655,890
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
11/15/2027	5.500%	3,134,000	3,213,295
01/15/2029	4.625%	1,565,000	1,555,060
05/01/2029	4.875%	2,626,000	2,634,744
Total			11,964,139
Airlines 1.7%
Air Canada(d)
08/15/2026	3.875%	2,026,000	2,052,706
American Airlines, Inc.(d)
07/15/2025	11.750%	1,447,000	1,792,527
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	4,863,000	5,099,655
Delta Air Lines, Inc.
01/15/2026	7.375%	698,000	820,597
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	2,719,511	2,855,486
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	1,721,538	1,873,151
United Airlines, Inc.(d)
04/15/2026	4.375%	1,441,000	1,492,047
Total			15,986,169
Automotive 4.7%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	2,429,000	2,495,861
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,304,813
Ford Motor Co.
04/21/2023	8.500%	1,206,000	1,321,532
04/22/2025	9.000%	2,667,000	3,207,366
04/22/2030	9.625%	362,000	521,525
01/15/2043	4.750%	2,224,000	2,430,073
Ford Motor Credit Co. LLC
03/18/2024	5.584%	3,413,000	3,677,326
11/01/2024	4.063%	1,439,000	1,510,901
06/16/2025	5.125%	2,268,000	2,463,273
11/13/2025	3.375%	123,000	126,395
01/08/2026	4.389%	1,730,000	1,848,349
08/17/2027	4.125%	3,098,000	3,281,791
11/13/2030	4.000%	1,780,000	1,858,503
IAA Spinco, Inc.(d)
06/15/2027	5.500%	3,571,000	3,718,826
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,586,277
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	1,361,000	1,313,270
Columbia Income Opportunities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	6,511,000	6,541,622
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,999,112
Tenneco, Inc.(d)
01/15/2029	7.875%	2,595,000	2,837,219
Total			44,044,034
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(d)
03/01/2028	6.250%	865,000	901,996
NFP Corp.(d)
08/15/2028	4.875%	1,983,000	2,013,334
Total			2,915,330
Building Materials 0.9%
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,652,990
Masonite International Corp.(d)
02/15/2030	3.500%	2,734,000	2,664,697
SRS Distribution, Inc.(d)
07/01/2028	4.625%	2,009,000	2,055,714
Total			8,373,401
Cable and Satellite 6.0%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	3,605,827
03/01/2030	4.750%	5,761,000	5,954,739
CSC Holdings LLC(d)
02/01/2028	5.375%	2,194,000	2,261,223
02/01/2029	6.500%	5,005,000	5,365,642
01/15/2030	5.750%	1,247,000	1,229,292
02/15/2031	3.375%	3,931,000	3,579,021
DIRECTV Holdings LLC/Financing Co., Inc.(d)
08/15/2027	5.875%	1,079,000	1,119,850
DISH DBS Corp.
06/01/2029	5.125%	10,295,000	9,914,671
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,593,000	2,635,080
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,732,935
07/01/2030	4.125%	3,996,000	3,978,215
Videotron Ltd.(d)
06/15/2029	3.625%	1,124,000	1,132,191
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,863,084
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(d)
01/15/2027	5.500%	3,087,000	3,183,469
01/15/2030	4.875%	5,856,000	5,947,896
Total			55,503,135
Chemicals 2.6%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,785,838
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	1,738,000	1,795,490
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,764,847
HB Fuller Co.
10/15/2028	4.250%	1,449,000	1,472,611
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,830,000	1,816,619
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	1,591,000	1,723,832
INEOS Quattro Finance 2 Plc(d)
01/15/2026	3.375%	679,000	675,786
Ingevity Corp.(d)
11/01/2028	3.875%	1,868,000	1,837,511
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,674,000	1,809,461
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,694,000	1,667,407
SPCM SA(d)
03/15/2027	3.125%	854,000	851,326
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	859,000	859,390
WR Grace Holdings LLC(d)
06/15/2027	4.875%	1,750,000	1,777,614
08/15/2029	5.625%	3,124,000	3,150,377
Total			23,988,109
Construction Machinery 1.1%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,058,000	5,039,016
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,812,667
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	3,510,000	3,580,201
Total			10,431,884
Consumer Cyclical Services 1.7%
APX Group, Inc.(d)
02/15/2027	6.750%	530,000	560,814

2	Columbia Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASGN, Inc.(d)
05/15/2028	4.625%	2,201,000	2,273,059
Staples, Inc.(d)
04/15/2026	7.500%	1,792,000	1,814,819
Uber Technologies, Inc.(d)
05/15/2025	7.500%	3,225,000	3,436,788
08/15/2029	4.500%	7,841,000	7,899,268
Total			15,984,748
Consumer Products 1.2%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	2,387,000	2,528,205
Mattel, Inc.
11/01/2041	5.450%	510,000	603,696
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,507,979
Scotts Miracle-Gro Co. (The)(d)
02/01/2032	4.375%	1,772,000	1,782,083
Spectrum Brands, Inc.
07/15/2025	5.750%	1,818,000	1,864,249
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	840,000	832,548
Total			11,118,760
Diversified Manufacturing 0.9%
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,459,522
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,615,000	1,543,793
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,273,072
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,833,055
Total			8,109,442
Electric 5.8%
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	1,320,000	1,346,735
Calpine Corp.(d)
06/01/2026	5.250%	2,323,000	2,389,624
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,767,000	1,868,373
02/15/2031	3.750%	6,550,000	6,537,236
01/15/2032	3.750%	2,834,000	2,815,255
FirstEnergy Corp.
11/15/2031	7.375%	1,142,000	1,550,216
FirstEnergy Corp.(f)
07/15/2047	5.350%	1,712,000	2,070,462
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	2,646,000	2,662,728
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	5,194,000	5,528,808
09/15/2027	4.500%	6,418,000	6,874,311
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,572,000	2,735,454
02/15/2031	3.625%	5,147,000	5,013,006
02/15/2032	3.875%	2,096,000	2,053,966
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	1,261,000	1,304,151
PG&E Corp.
07/01/2028	5.000%	1,193,000	1,240,253
07/01/2030	5.250%	1,287,000	1,345,031
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,661,000	2,843,430
01/15/2030	4.750%	2,207,000	2,288,612
Vistra Operations Co. LLC(d)
05/01/2029	4.375%	1,781,000	1,758,420
Total			54,226,071
Environmental 1.5%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	3,590,000	3,701,893
08/01/2028	4.000%	2,531,000	2,471,948
06/15/2029	4.750%	2,254,000	2,275,911
08/15/2029	4.375%	377,000	373,930
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	5,179,000	5,128,388
Total			13,952,070
Finance Companies 1.6%
Navient Corp.
06/25/2025	6.750%	850,000	935,002
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	5,855,000	5,888,455
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	709,886
03/01/2031	3.875%	1,836,000	1,813,218
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	5,495,000	5,416,703
Total			14,763,264
Food and Beverage 4.4%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	6,269,000	6,426,119
JBS USA LUX SA/Food Co./Finance, Inc.(d)
12/01/2031	3.750%	1,393,000	1,425,744

Columbia Income Opportunities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2046	4.375%	2,582,000	3,013,603
10/01/2049	4.875%	1,212,000	1,503,406
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	3,100,000	3,935,505
Lamb Weston Holdings, Inc.(d)
11/01/2024	4.625%	2,632,000	2,695,994
Lamb Weston Holdings, Inc.(d),(g)
01/31/2030	4.125%	1,857,000	1,859,174
01/31/2032	4.375%	1,858,000	1,860,511
Performance Food Group, Inc.(d)
05/01/2025	6.875%	824,000	869,651
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	5,160,000	5,445,136
03/01/2032	3.500%	4,315,000	4,343,595
Post Holdings, Inc.(d)
03/01/2027	5.750%	2,642,000	2,741,496
01/15/2028	5.625%	1,446,000	1,508,709
04/15/2030	4.625%	909,000	914,458
09/15/2031	4.500%	1,380,000	1,354,471
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,395,117
Total			41,292,689
Gaming 3.7%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	817,000	883,658
06/15/2031	4.750%	2,234,000	2,299,850
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	920,826
CCM Merger, Inc.(d)
05/01/2026	6.375%	2,545,000	2,679,174
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	1,158,000	1,216,542
07/01/2025	6.250%	4,727,000	4,975,701
International Game Technology PLC(d)
02/15/2025	6.500%	3,329,000	3,699,510
04/15/2026	4.125%	1,252,000	1,293,522
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
02/15/2029	3.875%	401,000	424,707
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,458,218
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	1,057,000	1,036,375
Scientific Games International, Inc.(d)
07/01/2025	8.625%	208,000	224,826
10/15/2025	5.000%	4,503,000	4,639,257
03/15/2026	8.250%	114,000	120,977
05/15/2028	7.000%	1,338,000	1,445,407
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2029	7.250%	2,453,000	2,772,394
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,172,000	2,209,733
Wynn Resorts Finance LLC/Capital Corp.(d)
10/01/2029	5.125%	494,000	496,716
Total			34,797,393
Health Care 7.4%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	560,491
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	702,185
AdaptHealth LLC(d)
03/01/2030	5.125%	2,804,000	2,819,864
Avantor Funding, Inc.(d)
07/15/2028	4.625%	2,632,000	2,730,961
11/01/2029	3.875%	3,787,000	3,792,034
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	980,000	1,017,139
04/01/2030	3.500%	1,141,000	1,132,295
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	913,113
03/15/2029	3.750%	923,000	932,275
03/15/2031	4.000%	739,000	764,732
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	3,274,000	3,417,533
03/15/2026	8.000%	3,103,000	3,278,080
Encompass Health Corp.
02/01/2028	4.500%	1,786,000	1,818,480
HCA, Inc.
09/01/2028	5.625%	3,580,000	4,210,221
09/01/2030	3.500%	2,509,000	2,641,873
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	779,793
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	832,000	840,379
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,525,340
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	1,497,000	1,558,655
06/15/2028	5.000%	1,376,000	1,478,335
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	859,000	873,076
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	5,150,000	5,153,414
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,694,054

4	Columbia Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Syneos Health, Inc.(d)
01/15/2029	3.625%	1,240,000	1,224,046
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,946,857
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,119,367
Tenet Healthcare Corp.(d)
04/01/2025	7.500%	2,150,000	2,281,344
01/01/2026	4.875%	4,325,000	4,447,156
02/01/2027	6.250%	5,764,000	5,986,527
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	2,120,000	2,199,099
Total			68,838,718
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	3,918,000	3,981,355
08/01/2031	2.625%	794,000	781,919
Total			4,763,274
Home Construction 0.6%
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	3,172,000	3,197,220
Taylor Morrison Communities, Inc./Holdings II(d)
03/01/2024	5.625%	2,549,000	2,726,658
Total			5,923,878
Independent Energy 6.1%
Apache Corp.
11/15/2025	4.625%	1,278,000	1,376,358
11/15/2027	4.875%	1,706,000	1,855,886
01/15/2030	4.250%	907,000	965,693
09/01/2040	5.100%	1,813,000	2,031,194
02/01/2042	5.250%	840,000	945,501
04/15/2043	4.750%	1,839,000	2,025,757
01/15/2044	4.250%	600,000	616,816
Callon Petroleum Co.
07/01/2026	6.375%	5,887,000	5,654,462
Callon Petroleum Co.(d)
08/01/2028	8.000%	625,000	629,710
CNX Resources Corp.(d)
03/14/2027	7.250%	2,580,000	2,739,648
01/15/2029	6.000%	1,865,000	1,968,048
Comstock Resources, Inc.(d)
03/01/2029	6.750%	891,000	957,586
01/15/2030	5.875%	828,000	861,242
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	903,000	930,813
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(d)
01/30/2028	5.750%	374,000	392,557
EQT Corp.
01/15/2029	5.000%	2,036,000	2,264,617
EQT Corp.(f)
02/01/2030	7.500%	1,410,000	1,805,577
EQT Corp.(d)
05/15/2031	3.625%	880,000	899,570
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	1,412,000	1,438,770
Matador Resources Co.
09/15/2026	5.875%	3,220,000	3,322,884
Occidental Petroleum Corp.
04/15/2026	3.400%	4,868,000	4,961,601
08/15/2026	3.200%	859,000	873,163
08/15/2029	3.500%	553,000	561,200
09/01/2030	6.625%	2,838,000	3,477,647
01/01/2031	6.125%	2,052,000	2,454,874
09/15/2036	6.450%	811,000	1,033,522
08/15/2039	4.300%	933,000	936,103
06/15/2045	4.625%	795,000	819,360
04/15/2046	4.400%	5,963,000	6,035,172
03/15/2048	4.200%	995,000	969,589
SM Energy Co.
01/15/2027	6.625%	467,000	482,454
07/15/2028	6.500%	761,000	798,981
Total			57,086,355
Leisure 3.4%
Carnival Corp.(d)
03/01/2026	7.625%	5,552,000	5,847,023
03/01/2027	5.750%	2,642,000	2,688,225
Carnival Corp.(d),(g)
05/01/2029	6.000%	2,301,000	2,304,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	1,732,000	1,747,190
Cinemark USA, Inc.(d)
03/15/2026	5.875%	1,899,000	1,908,922
07/15/2028	5.250%	1,565,000	1,527,572
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	859,693
NCL Corp Ltd.(d)
03/15/2026	5.875%	3,126,000	3,138,827
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	3,230,000	3,507,856
07/01/2026	4.250%	3,360,000	3,259,685
08/31/2026	5.500%	1,412,000	1,439,836
04/01/2028	5.500%	882,000	896,379

Columbia Income Opportunities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	2,176,000	2,202,413
Total			31,327,871
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	1,769,000	1,845,834
Marriott Ownership Resorts, Inc.(d)
06/15/2029	4.500%	562,000	564,161
Total			2,409,995
Media and Entertainment 2.4%
Clear Channel International BV(d)
08/01/2025	6.625%	1,773,000	1,844,991
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	6,508,560
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	1,786,000	1,828,199
Netflix, Inc.
11/15/2028	5.875%	1,264,000	1,539,121
05/15/2029	6.375%	184,000	231,709
Netflix, Inc.(d)
11/15/2029	5.375%	398,000	479,885
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	1,335,000	1,361,298
01/15/2029	4.250%	1,222,000	1,197,266
03/15/2030	4.625%	3,133,000	3,132,012
Playtika Holding Corp.(d)
03/15/2029	4.250%	2,452,000	2,456,381
Roblox Corp.(d)
05/01/2030	3.875%	1,819,000	1,812,420
Total			22,391,842
Metals and Mining 3.4%
Alcoa Nederland Holding BV(d)
03/31/2029	4.125%	1,205,000	1,253,465
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	601,472
10/01/2031	5.125%	2,509,000	2,501,155
Constellium SE(d)
06/15/2028	5.625%	1,467,000	1,537,820
04/15/2029	3.750%	6,618,000	6,401,746
Freeport-McMoRan, Inc.
03/15/2043	5.450%	3,388,000	4,260,719
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	7,705,000	8,111,709
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,358,000	3,303,708
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(d)
11/15/2026	3.250%	1,186,000	1,185,521
01/30/2030	4.750%	1,329,000	1,381,082
08/15/2031	3.875%	1,430,000	1,398,590
Total			31,936,987
Midstream 7.3%
Cheniere Energy Partners LP(d)
03/01/2031	4.000%	1,427,000	1,484,910
01/31/2032	3.250%	3,832,000	3,801,121
Cheniere Energy, Inc.
10/15/2028	4.625%	3,615,000	3,795,547
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,841,000	1,843,388
DCP Midstream Operating LP
04/01/2044	5.600%	2,452,000	2,943,271
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,404,000	2,458,339
DT Midstream, Inc.(d)
06/15/2029	4.125%	1,412,000	1,423,044
06/15/2031	4.375%	2,239,000	2,272,378
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,379,000	2,647,234
01/15/2029	4.500%	2,163,000	2,224,963
01/15/2031	4.750%	5,144,000	5,326,246
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	3,553,000	3,562,314
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,895,154
06/01/2026	6.000%	1,402,000	1,495,347
04/28/2027	5.625%	3,054,000	3,213,789
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	4,435,000	4,451,474
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	3,399,000	3,737,288
02/01/2031	4.875%	2,599,000	2,802,530
Targa Resources Partners LP/Finance Corp.(d)
01/15/2032	4.000%	1,950,000	2,011,455
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,304,490
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,490,000	2,536,171
08/15/2031	4.125%	1,954,000	2,024,025
Western Gas Partners LP
07/01/2026	4.650%	2,558,000	2,771,017
08/15/2028	4.750%	2,210,000	2,431,140
Total			67,456,635

6	Columbia Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.8%
Apergy Corp.
05/01/2026	6.375%	1,774,000	1,855,107
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	5,871,313	5,767,791
Total			7,622,898
Other REIT 1.8%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	2,461,000	2,446,871
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	2,315,000	2,344,746
02/01/2027	4.250%	744,000	747,394
06/15/2029	4.750%	3,928,000	3,960,792
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,175,914
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	1,416,000	1,437,499
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	978,803
09/15/2029	4.000%	1,083,000	1,080,302
Service Properties Trust
03/15/2024	4.650%	1,652,000	1,667,683
10/01/2024	4.350%	771,000	776,961
Total			16,616,965
Packaging 2.2%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	4,842,000	4,820,891
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,795,167
08/15/2026	4.125%	2,302,000	2,348,618
Canpack SA/US LLC(d)
11/15/2029	3.875%	3,589,000	3,565,441
LABL, Inc.(d)
11/01/2028	5.875%	262,000	264,107
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	6,695,000	6,965,415
Total			20,759,639
Pharmaceuticals 2.4%
Bausch Health Companies, Inc.(d)
04/15/2025	6.125%	1,912,000	1,948,775
01/31/2027	8.500%	3,439,000	3,659,532
06/01/2028	4.875%	681,000	701,247
02/15/2029	6.250%	3,898,000	3,776,158
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	1,150,000	1,168,676
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Securities DAC(d)
01/15/2029	4.375%	1,315,000	1,352,747
Organon Finance 1 LLC(d)
04/30/2028	4.125%	3,647,000	3,696,385
04/30/2031	5.125%	3,618,000	3,731,623
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	2,261,000	2,280,998
Total			22,316,141
Property & Casualty 1.0%
Alliant Holdings Intermediate LLC/Co-Issuer(d),(h)
10/15/2027	4.250%	6,998,000	6,996,765
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
MGIC Investment Corp.
08/15/2028	5.250%	491,000	522,491
Radian Group, Inc.
03/15/2025	6.625%	197,000	220,007
03/15/2027	4.875%	1,162,000	1,267,920
Total			9,021,828
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(d)
01/15/2028	3.875%	1,389,000	1,385,601
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,949,369
Total			8,334,970
Retailers 1.0%
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	401,000	401,043
L Brands, Inc.
02/01/2028	5.250%	1,286,000	1,387,570
11/01/2035	6.875%	2,568,000	3,119,247
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,327,000	1,362,468
Penske Automotive Group, Inc.
09/01/2025	3.500%	916,000	940,606
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	2,294,000	2,357,722
Total			9,568,656

Columbia Income Opportunities Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	1,483,000	1,597,839
02/15/2028	5.875%	655,000	696,763
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	1,326,000	1,387,363
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	884,837
Total			4,566,802
Technology 5.7%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	2,335,000	2,326,097
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,089,571
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,844,446
CDK Global, Inc.
06/01/2027	4.875%	1,771,000	1,843,214
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,124,000	1,111,237
Everi Holdings, Inc.(d)
07/15/2029	5.000%	241,000	246,812
Gartner, Inc.(d)
06/15/2029	3.625%	852,000	856,038
HealthEquity, Inc.(d)
10/01/2029	4.500%	1,669,000	1,689,515
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,740,568
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	2,422,000	2,493,874
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	5,227,000	5,235,245
Microchip Technology, Inc.
09/01/2025	4.250%	2,205,000	2,292,706
NCR Corp.(d)
10/01/2028	5.000%	1,793,000	1,825,910
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	1,740,000	1,810,566
07/15/2029	4.500%	1,134,000	1,108,639
10/01/2030	5.875%	43,000	45,118
07/15/2031	4.750%	1,416,000	1,381,278
Plantronics, Inc.(d)
03/01/2029	4.750%	6,416,000	5,904,748
PTC, Inc.(d)
02/15/2028	4.000%	911,000	925,358
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(d)
04/15/2025	9.250%	797,000	921,012
09/01/2025	7.375%	1,478,000	1,573,670
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	2,899,000	3,013,404
Square, Inc.(d)
06/01/2031	3.500%	1,835,000	1,881,630
Switch Ltd.(d)
09/15/2028	3.750%	1,017,000	1,012,430
06/15/2029	4.125%	1,127,000	1,135,049
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,753,531
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,576,998
Total			52,638,664
Wireless 3.7%
Altice France SA(d)
02/01/2027	8.125%	3,063,000	3,291,670
01/15/2028	5.500%	3,438,000	3,446,173
07/15/2029	5.125%	2,921,000	2,844,429
10/15/2029	5.500%	927,000	908,823
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,726,455
Sprint Capital Corp.
11/15/2028	6.875%	5,588,000	7,064,659
T-Mobile USA, Inc.
02/15/2029	2.625%	3,927,000	3,891,229
02/15/2031	2.875%	2,182,000	2,172,776
04/15/2031	3.500%	587,000	608,530
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	3,159,523
07/15/2031	4.750%	3,314,000	3,331,639
Total			34,445,906
Wirelines 2.1%
CenturyLink, Inc.
04/01/2024	7.500%	8,209,000	9,038,806
CenturyLink, Inc.(d)
12/15/2026	5.125%	1,333,000	1,365,170
02/15/2027	4.000%	1,365,000	1,370,502
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	3,329,000	3,232,553

8	Columbia Income Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(d)
10/15/2026	6.500%	1,888,000	1,945,339
10/15/2028	7.000%	2,310,000	2,379,511
Total			19,331,881
Total Corporate Bonds & Notes (Cost $835,545,101)			864,810,543

Foreign Government Obligations(j) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	2,136,000	2,243,039
Total Foreign Government Obligations (Cost $1,797,744)			2,243,039

Senior Loans 3.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
WR Grace & Co.(k),(l)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	1,015,000	1,017,284
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(k),(l)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.838%	4,705,497	4,679,052
Consumer Products 0.3%
SWF Holdings I Corp.(k),(l)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	2,826,000	2,801,272
Food and Beverage 0.4%
BellRing Brands LLC(k),(l)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	3,288,502	3,299,189
Health Care 0.6%
Surgery Center Holdings, Inc.(k),(l)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	5,410,636	5,420,429
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.4%
Cengage Learning, Inc.(h),(k),(l)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	3,741,441	3,758,203
Restaurants 0.4%
IRB Holding Corp.(k),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	3,670,899	3,660,180
Technology 1.1%
Ascend Learning LLC(k),(l)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	2,722,026	2,718,623
Loyalty Ventures, Inc.(h),(k),(l)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 10/08/2027	5.000%	1,442,000	1,432,988
Project Alpha Intermediate Holding, Inc.(k),(l)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.090%	2,038,207	2,034,804
UKG, Inc.(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.837%	1,517,040	1,518,678
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	2,951,246	2,954,581
Total			10,659,674
Total Senior Loans (Cost $35,266,928)			35,295,283

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(m),(n)	24,027,171	24,024,769
Total Money Market Funds (Cost $24,024,769)		24,024,769
Total Investments in Securities (Cost: $901,892,129)		928,796,616
Other Assets & Liabilities, Net		2,460,767
Net Assets		931,257,383

Columbia Income Opportunities Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2021, the total value of these securities amounted to $62, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $655,933,234, which represents 70.44% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2021, the total value of these securities amounted to $14,645, which represents less than 0.01% of total net assets.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	The stated interest rate represents the weighted average interest rate at October 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	41,587,022	69,780,138	(87,342,391)	—	24,024,769	—	4,845	24,027,171
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Income Opportunities Fund | Quarterly Report 2021

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1QT164_07_L01_(12/21)